SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Stock Incentive Plan [Member]
Noncontrolling Interest [Line Items]
Number of shares authorized	152,000
Vesting period	5 years
Contractual term	10 years
Share-based compensation expense	$ 0	$ 0	$ 7
Stock Incentive Plan [Member] | Restricted Stock [Member]
Noncontrolling Interest [Line Items]
Number of shares authorized	38,000
Furniture and Equipment [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	10 years
Building Premises [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	25 years
Building Premises [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	50 years
Leasehold Improvements [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	7 years
Leasehold Improvements [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	15 years
West View Savings Bank [Member]
Noncontrolling Interest [Line Items]
Interest in subsidiary	100.00%